COMMITMENTS AND CONTINGENCIES (Details Narrative)								3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($)	May 28, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 21, 2023 USD ($)	Aug. 23, 2023 USD ($) ft²	Jun. 21, 2023 USD ($)	Mar. 28, 2020 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial base rent								$ 30,000
Written off								3,878,000
Operating lease expense								203,000	$ 237,000	$ 399,000	$ 483,000	$ 717,000	$ 1,058,000
Other current liability								$ 37,000		$ 37,000		75,000	$ 99,000
Semi Cab Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other current liability												$ 45,000		$ 108,000
Dispute. amount		$ 93,000
Accrued, potential liability			$ 100,000
Directors and Officers Liability Insurance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:InsuranceLiabilities-0]				$ 5,000,000
Malpractice Insurance, Maximum Coverage Per Incident				$ 250,000
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease expense	$ 30,000
Lease Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease space | ft²					10,000
Lease term					15 years
Initial base rent					$ 30,000
Service Contract And Agreement [Member] | Semi Cab Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Damages claimed						$ 275,000	$ 300,000
Other current liability			$ 225,000
Service Contract And Agreement [Member] | Semi Cab Inc [Member] | January 1, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining settlement							509,119
Service Contract And Agreement [Member] | Semi Cab Inc [Member] | Per Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Damages claimed							100,000
Service Contract And Agreement [Member] | Semi Cab Inc [Member] | Two Separate Milestone Payment [Member] | Due on July 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for milestone							509,119
Service Contract And Agreement [Member] | Semi Cab Inc [Member] | First Milestone Payment [Member] | Due on July 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for milestone							175,000
Service Contract And Agreement [Member] | Semi Cab Inc [Member] | Second Milestone Payment [Member] | October 1 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for milestone							$ 225,000